Subsequent Events	12 Months Ended
May 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events.
Le Locle Facility closure

On July 16, 2013, Biomet, Inc. issued a press release announcing that the Company will close its manufacturing facility in Le Locle, Switzerland. The facility will cease a majority of its production by June 2014.